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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sankaty Advisors, LLC*
Address:  John Hancock Tower
          200 Clarendon Street
          Boston, Massachusetts 02116

Form 13F File Number: 28-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan S. Lavine
Title:    Manager
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Jonathan S. Lavine            Boston, MA             5/15/2012
  -------------------------         -------------          -----------
          [Signature]               [City, State]             [Date]

* Sankaty Advisors, LLC serves as an adviser to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 10

Form 13F Information Table Entry Total:             8

Form 13F Information Table Value Total:       242,623
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File   Name
         Number
---   -------------   ----------------------------------------------------------
1.      28-14551      Sankaty Credit Member, LLC
2.      28-14552      Sankaty Credit Member (Offshore), Ltd.
3.      28-14550      Sankaty Credit Opportunities Investors III, LLC
4.      28-14556      Sankaty Credit Opportunities III, L.P.
5.      28-14554      Sankaty Credit Opportunities Investors IV, LLC
6.      28-14555      Sankaty Credit Opportunities IV, L.P.
7.      28-14557      Sankaty Credit Opportunities (Offshore Master) IV, L.P
8.      28-14553      Sankaty Credit Opportunities Investors (Offshore) IV, L.P.
9.      28-14558      Prospect Harbor Investors, LLC
10.     28-14559      Prospect Harbor Credit Partners, L.P.

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                              SANKATY ADVISORS, LLC
                    FORM 13F INFORMATION TABLE AS OF 03/31/12

NAME OF ISSUER               TITLE OF CLASS   CUSIP     SHARES     VALUE    INVESTMENT  OTHER        VOTING AUTHORITY
                                                                 (X$1000) DISCRETION MANAGERS   SOLE    SHARED  NONE
ACCURIDE CORP NEW               COM NEW     00439T206 2,433,370  $ 21,146  (OTHER)                               X
AEROFLEX HLDG CORP                COM       007767106 2,605,139  $ 29,021  (OTHER)                               X
DANA HLDG CORP                    COM       235825205 3,124,984  $ 48,437  (OTHER)                               X
JDA SOFTWARE GROUP INC            COM       46612K108   753,723  $ 20,712  (OTHER)                               X
SPIRIT AEROSYSTEMS HLDGS INC    COM CL A    848574109 2,047,768  $ 50,088  (OTHER)                               X
SPRINT NEXTEL CORP             COM SER 1    852061100   204,500  $    583  (OTHER)                               X
SWIFT TRANSN CO                   CL A      87074U101 3,420,938  $ 39,478  (OTHER)                               X
VERINT SYS INC                    COM       92343X100 1,023,705  $ 33,158  (OTHER)                               X